CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (11,601,068)	$ 34,805,905	$ 66,659,388
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(16,760,659)	(10,586,435)	(605,736)
Comprehensive income (loss)	(28,361,727)	24,219,470	66,053,652
Less: Comprehensive income (loss) attributable to non-controlling interests	(1,771,012)	(559,409)	129,794
Comprehensive income (loss) attributable to Leju shareholders	$ (26,590,715)	$ 24,778,879	$ 65,923,858